SUBSEQUENT EVENTS (Details Textual) - Subsequent Event [Member] - Restricted Stock Units (RSUs) [Member] - Chief Financial Officer [Member]	1 Months Ended
Mar. 31, 2017 ₪ / shares shares
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares	10,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | ₪ / shares	₪ 3